Schedule of reconciliation of fair value measurements (Details) - Level 3 of fair value hierarchy [member] - Leasehold land and buildings [member]	12 Months Ended
Dec. 31, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Carrying amount at December 31, 2023	$ 16,532,686
Depreciation charge on revaluation of properties held for own use	(709,387)
Carrying amount at December 31, 2024	$ 15,823,299